Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, basic	$ (28,892)	$ (47,156)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, diluted	(28,892)	(47,156)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, basic	0	(584)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, diluted	0	(584)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., basic	(28,892)	(47,740)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (28,892)	$ (47,740)
Denominator:
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	456,872,902	456,477,820
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	456,872,902	456,477,820
Basic and diluted loss per share:
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.06)	$ (0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.06)	(0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0.00
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0.00
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.06)	(0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.06)	$ (0.10)